Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value, by Balance Sheet Grouping

A comparison of the fair values and carrying values of financial instruments is set out below:

	As of March 31,
	2011				2012
	Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	288,902.1	Rs.	288,902.1	Rs.	188,043.0	Rs.	188,043.0	US$	3,695.1	US$	3,695.1
Term placements		102,049.4		101,982.3		150,096.5		149,900.6		2,949.4		2,945.6
Investments held for trading		38,216.9		38,216.9		77,043.4		77,043.4		1,513.9		1,513.9
Investments available for sale		628,704.9		628,704.9		807,080.4		807,080.4		15,859.3		15,859.3
Securities purchased under agreements to resell		0		0		20,868.3		20,868.3		410.1		410.1
Loans		1,622,856.0		1,626,854.0		2,006,374.3		2,025,336.9		39,425.7		39,798.3
Accrued interest receivable		19,752.6		19,752.6		26,645.5		26,645.5		523.6		523.6
Other assets		97,884.7		96,986.2		161,705.4		160,657.4		3,177.5		3,157.0
Financial Liabilities:
Interest-bearing deposits		1,619,283.6		1,624,611.7		2,012,057.9		2,018,607.1		39,537.4		39,666.1
Non-interest-bearing deposits		462,845.4		462,845.4		452,991.7		452,991.7		8,901.4		8,901.4
Securities sold under repurchase agreements		60,000.0		60,000.0		70,000.0		70,000.0		1,375.5		1,375.5
Short-term borrowings		76,686.7		76,686.7		112,642.8		112,642.8		2,213.5		2,213.5
Accrued interest payable		27,746.0		27,746.0		51,935.9		51,935.9		1,020.6		1,020.6
Long-term debt		93,287.2		94,373.6		178,366.6		181,775.7		3,504.9		3,571.9
Accrued expenses and other liabilities		203,084.2		203,084.2		263,198.8		263,198.8		5,171.9		5,171.9